November 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission 100 F St. N.E. Washington, D.C. 20549

RE:	ING Equity Trust

(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

On behalf of ING Equity Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 18, 2011, to the Prospectus dated September 30, 2011, for ING Mid Cap Value Fund.

The purpose of the filing is to submit the 497(e) filing dated November 30, 2011 in XBRL for the ING Mid Cap Value Fund.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com